RELATED PARTY TRANSACTIONS (Details 8) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Credit Cards [Member]
Disclosure of detailed information about financial instruments [line items]
Income	$ 390	$ 307	$ 392
Consumer loans [Member]
Disclosure of detailed information about financial instruments [line items]
Income	793	868	717
Commerical loans [Member]
Disclosure of detailed information about financial instruments [line items]
Income	815	700	646
Mortgages loans [Member]
Disclosure of detailed information about financial instruments [line items]
Income	$ 3,541	$ 3,554	$ 4,337